Shareholder Report, Line Graph (Details) - USD ($)						3 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended	17 Months Ended	19 Months Ended	20 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	31 Months Ended	32 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	43 Months Ended	44 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	55 Months Ended	56 Months Ended	60 Months Ended	63 Months Ended	65 Months Ended	67 Months Ended	72 Months Ended	75 Months Ended	77 Months Ended	79 Months Ended	84 Months Ended	87 Months Ended	89 Months Ended	91 Months Ended	96 Months Ended	99 Months Ended	101 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2016	Dec. 31, 2021	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2022	Jun. 30, 2017	Dec. 31, 2022	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2023	Jun. 30, 2018	Dec. 31, 2023	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2024	Jun. 30, 2019	Dec. 31, 2024	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025
International Growth and Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class A (with sales charge)
Accumulated Value					$ 9,425					$ 8,424						$ 9,924						$ 10,537						$ 10,783						$ 10,183				$ 14,045				$ 11,343				$ 13,057				$ 14,460		$ 17,112
International Growth and Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class C (with sales charge)
Accumulated Value					10,000					8,865						10,357						10,912						11,085						10,388				14,223				11,400				13,025				14,425		17,071
International Growth and Income Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class T (with sales charge)
Accumulated Value		$ 9,750				$ 10,370						$ 11,034						$ 11,322						$ 10,719						$ 14,824					$ 12,001				$ 13,852				$ 15,380				$ 18,245
International Growth and Income Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class F-1
Accumulated Value					10,000					8,932						10,516						11,164						11,420						10,786				14,873				12,008				13,824				15,303		18,107
International Growth and Income Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class F-2
Accumulated Value					10,000					8,957						10,573						11,251						11,544						10,929				15,112				12,235				14,125				15,681		18,609
International Growth and Income Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class F-3
Accumulated Value			$ 10,000										$ 11,761						$ 12,079						$ 11,450						$ 15,851					$ 12,845				$ 14,845				$ 16,499				$ 19,600
International Growth and Income Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class 529-A (with sales charge)
Accumulated Value					9,650					8,616						10,142						10,761						11,009						10,393				14,333				11,570				13,317				14,742		17,438
International Growth and Income Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class 529-C (with sales charge)
Accumulated Value					10,000					8,856						10,343						10,894						11,058						10,361				14,288				11,535				13,275				14,696		17,384
International Growth and Income Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class 529-E
Accumulated Value					10,000					8,908						10,463						11,083						11,313						10,661				14,672				11,819				13,577				15,004		17,711
International Growth and Income Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class 529-T (with sales charge)
Accumulated Value		9,750				10,369						11,029						11,310						10,701						14,790					11,967				13,806				15,323				18,169
International Growth and Income Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class 529-F-1
Accumulated Value					10,000					8,945						10,554						11,224						11,509						10,890				15,047				12,174				14,034				15,570		18,455
International Growth and Income Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class 529-F-2
Accumulated Value	$ 10,000							$ 13,512			$ 13,524				$ 10,940		$ 11,465				$ 12,629		$ 13,251				$ 14,024		$ 13,724				$ 16,638
International Growth and Income Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class 529-F-3
Accumulated Value	10,000							13,517			13,536				10,948		11,477				12,643		13,273				14,048		13,755				16,675
International Growth and Income Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class R-1
Accumulated Value					10,000					8,875						10,374						10,932						11,109						10,416				14,269				11,443				13,074				14,374		16,882
International Growth and Income Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class R-2
Accumulated Value					10,000					8,858						10,354						10,911						11,085						10,390				14,229				11,406				13,038				14,334		16,840
International Growth and Income Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class R-2E
Accumulated Value					10,000					8,903						10,438						11,032						11,236						10,567				14,512				11,668				13,377				14,752		17,382
International Growth and Income Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class R-3
Accumulated Value					10,000					8,905						10,455						11,067						11,292						10,633				14,623				11,777				13,521				14,934		17,620
International Growth and Income Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class R-4
Accumulated Value					10,000					8,932						10,520						11,169						11,430						10,796				14,897				12,032				13,855				15,347		18,163
International Growth and Income Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class R-5E
Accumulated Value				$ 10,000			$ 9,632							$ 11,363						$ 12,087						$ 12,397						$ 11,733					$ 16,220				$ 13,125				$ 15,143				$ 16,811		$ 19,934
International Growth and Income Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class R-5
Accumulated Value					10,000					8,961						10,586						11,271						11,569						10,962				15,173				12,295				14,202				15,778		18,730
International Growth and Income Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name									International Growth and Income Fund — Class R-6
Accumulated Value					10,000					8,967						10,596						11,289						11,596						10,992				15,218				12,333				14,252				15,844		18,821
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI (All Country World Index) ex USA
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,615	$ 9,591	$ 13,054		$ 8,976	$ 12,894	$ 11,388	$ 11,753	$ 11,553	$ 10,519	$ 10,811	$ 10,831	$ 11,535	$ 11,904	$ 12,393	$ 11,856	$ 11,598	$ 12,522	$ 10,981	$ 11,333	$ 12,553	$ 13,234	$ 11,748	$ 13,215	$ 14,903	$ 15,381	$ 11,950	$ 15,580	$ 11,183	$ 12,009	$ 12,394	$ 16,219	$ 15,178	$ 13,536	$ 13,970	$ 13,069	$ 12,230	$ 15,109	$ 15,593	$ 14,731	$ 13,786	$ 17,787	$ 18,357	$ 16,443	$ 15,388	$ 19,357	$ 18,115